Reserves (Details) - Schedule of equity based premium reserve - USD ($)		12 Months Ended
		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020
Schedule Of Equity Based Premium Reserve Abstract
Balance beginning		$ 6,612,641		$ 1,490,588		$ 451,643
Options issued to advisors			[1]	4,522,010	[1],[2]	449,093	[2]
Options issued to Cannvalate Pty Ltd	[3]					244,403
Equity instruments issued to management and directors				600,043		345,449
Balance ending		$ 8,077,191		$ 6,612,641		$ 1,490,588

[1]	During the year ended 30 June 2021, 40,000,000 options exercisable at $0.15, $0.20, and $.25 were issued to consultants for investor relation services. In addition, 30,164,690 options exercisable at $0.08 were issued as consideration for broker support of the exercise of the 262m listed IHLOB options series. During the year ended 30 June 2020, 33,000,000 options exercisable at $0.08 and expiring on 30 September 2021, were issued to brokers who supported the July 2019 capital raisings. These options have been valued using a Black-Scholes option model with inputs being grant date share price of $0.04 risk-free rate of 0.24% and volatility of 92%.
[2]	During the year ended 30 June 2021, 40,000,000 options exercisable at $0.15, $0.20, and $.25 were issued to consultants for investor relation services. In addition, 30,164,690 options exercisable at $0.08 were issued as consideration for broker support of the exercise of the 262m listed IHLOB options series (see Note 12). During the year ended 30 June 2020, 33,000,000 options exercisable at $0.08 and expiring on 30 September 2021, were issued to brokers who supported the July 2019 capital raisings. These options have been valued using a Black-Scholes option model with inputs being grant date share price of $0.04 risk-free rate of 0.24% and volatility of 92%.
[3]	On 9 August 2019, at a general meeting of shareholders, the issue of 120,000,000 options to Cannvalate Pty Ltd as remuneration for Cannvalate’s management of the Company’s clinical program was approved. This amount was initially recorded as a payable as at 30 June 2019 and transferred to the reserve in the year ended 30 June 2020. The options were valued using Black-Scholes option model with inputs being grant date share price of $0.02; risk-free rate of 1.07% and volatility of 59%.